Income tax - Tax loss carry-forward (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available tax loss carry-forward
Historical Loss	$ 1,478,746
Restated tax loss	1,518,008
Utilized	16,378
Total remaining amount	1,501,630	$ 111,083
Tax balances
Restated contributed capital account (CUCA)	3,737,048
CUFIN	2,558,378
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	52,221
Restated tax loss	56,573
Utilized	16,378
Total remaining amount	40,195
Concesionaria
Available tax loss carry-forward
Historical Loss	1,067,836
Restated tax loss	1,102,726
Total remaining amount	1,102,726
Operaciones Volaris
Available tax loss carry-forward
Historical Loss	662
Restated tax loss	682
Total remaining amount	682
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	358,027
Restated tax loss	358,027
Total remaining amount	358,027
2016, Expiration 2019
Available tax loss carry-forward
Historical Loss	57,414
Restated tax loss	57,414
Total remaining amount	57,414
2016, Expiration 2026
Available tax loss carry-forward
Historical Loss	52,221
Restated tax loss	56,573
Utilized	16,378
Total remaining amount	40,195
2017, Expiration 2020
Available tax loss carry-forward
Historical Loss	300,613
Restated tax loss	300,613
Total remaining amount	300,613
2017, Expiration 2027
Available tax loss carry-forward
Historical Loss	1,068,498
Restated tax loss	1,103,408
Total remaining amount	$ 1,103,408